Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions
Related Party Transactions

14    Related Party Transactions

Management fees to Danaos Shipping Company Limited ("the Manager") amounted to $8.6 million and $8.3 million in the six months ended June 30, 2020 and 2019, respectively, and are presented under "General and administrative expenses" in the condensed consolidated statements of income.

Commissions to the Manager amounted to $2.7 million in the six months ended June 30, 2020 and 2019, respectively, and are presented under “Voyage expenses” in the condensed consolidated statements of income. Commission of 0.5% on the contract price of the newly acquired vessels amounting to $0.4 million was capitalized to the vessel cost in the six months ended June 30, 2020.

The balance “Due from related parties” in the condensed consolidated balance sheets totaling $22.4 million and $20.5 million as of June 30, 2020 and December 31, 2019, respectively, represents advances to the Manager on account of the vessels’ operating and other expenses. An amount of $0.4 million and $0.2 million as of June 30, 2020 and December 31, 2019, respectively, was due to executive officers and is presented under “Accounts payable” in the condensed consolidated balance sheets.